Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:[5]

Year[1]	Summary Compensation Table Total for PEO ($)[2]	Compensation Actually Paid to PEO ($)[3]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)[2]	Average Compensation Actually Paid To Non-PEO Named Executive Officers ($)[4]	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)[6]	Net Income ($M)	Adjusted Earnings Per Share[7]
2025	$13,020,607	$14,491,978	$2,845,657	$3,072,659	$138.09	$169.21	($137.3)	$3.27
2024	$10,991,417	$279,699	$2,119,309	$764,159	$117.40	$224.22	$130.1	$4.57
2023	$10,846,398	$13,952,028	$2,029,505	$2,437,838	$172.04	$206.61	$420.4	$8.80
2022	$9,538,138	$2,922,362	$2,051,256	$1,050,316	$126.14	$165.18	$677.0	$10.03
2021	$9,637,406	$20,403,706	$2,217,465	$3,806,236	$171.03	$209.13	$593.3	$8.28

[1]	David M. Foulkes served as the Company’s principal executive officer for the entirety of 2021, 2022, 2023, 2024, and 2025 and the Company’s other NEOs for the applicable years were as follows:
	-	2025: Ryan M. Gwillim, John G. Buelow, Aine L. Denari, and Brenna D. Preisser
	-	2024: Ryan M. Gwillim, Aine L. Denari, Brenna D. Preisser, and John G. Buelow
	-	2023: Ryan M. Gwillim, Aine L. Denari, Brenna D. Preisser, and Christopher F. Dekker
	-	2022: Ryan M. Gwillim, Christopher D. Drees, Christopher F. Dekker, and Brenna D. Preisser
	-	2021: Ryan M. Gwillim, Christopher D. Drees, Brenna D. Preisser, and Christopher F. Dekker
[2]	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Foulkes and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs for the applicable year other than Mr. Foulkes for such years.
[3]	Amounts reported in this column represent the compensation actually paid to Mr. Foulkes as the Company’s principal executive officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO	Summary Compensation Table Total(a)	Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	Plus, Change in Fair Value of Stock Awards Granted in Prior Years that Vested During Fiscal Year(f)	Less, Fair Value as of Prior Fiscal Year- End Fair Value For any Stock Awards Forfeited During Fiscal Year(g)	Compensation Actually Paid to PEO
2025	$13,020,607	$9,750,026	$11,728,538	($557,674)	$ —	$50,533	$ —	$14,491,978
2024	$10,991,417	$9,537,788	$6,804,204	($7,230,638)	$ —	($747,496)	$ —	$279,699
2023	$10,846,398	$8,179,896	$9,232,675	($131,506)	$ —	$2,184,357	$ —	$13,952,028
2022	$9,538,138	$6,844,580	$5,197,362	($2,643,131)	$ —	($2,325,427)	$ —	$2,922,362
2021	$9,637,406	$5,761,310	$6,525,283	$6,377,756	$ —	$3,624,571	$ —	$20,403,706

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Foulkes during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Foulkes’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Foulkes as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Foulkes and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Foulkes that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Foulkes’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.
[4]	Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Foulkes in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

OTHER NEOs AVERAGE(a)	Summary Compensation Table Total(b)	Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	Plus, Change in Fair Value of Stock Awards Granted in Prior Years that Vested During Fiscal Year(g)	Less, Fair Value as of Prior Fiscal Year- End Fair Value For any Stock Awards Forfeited During Fiscal Year(h)	Compensation Actually Paid to Other NEOs
2025	$2,845,657	$1,587,459	$1,909,590	($101,393)	$ —	$6,264	$ —	$3,072,659
2024	$2,119,309	$1,425,021	$1,032,322	($874,760)	$ —	($87,691)	$ —	$764,159
2023	$2,029,505	$999,598	$1,128,251	($8,970)	$ —	$288,649	$ —	$2,437,838
2022	$2,051,256	$1,037,591	$787,884	($393,091)	$ —	($358,142)	$ —	$1,050,316
2021	$2,217,465	$874,761	$990,758	$924,216	$ —	$548,558	$ —	$3,806,236

[a]	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
[b]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
[c]	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
[d]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[e]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[f]	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[g]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[h]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

5	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
6	The TSR Peer Group consists of the S&P 400 GICS Consumer Discretionary Index, an independently prepared index that includes those companies included in the S&P MidCap 400 that are classified as members of the GICS Consumer Discretionary sector.
7	For 2025, the Compensation Committee determined that Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company’s performance and stockholder value creation. Adjusted EPS is a non-GAAP financial measure. Please see the Appendix for a reconciliation of non-GAAP financial measures.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote	[1]David M. Foulkes served as the Company’s principal executive officer for the entirety of 2021, 2022, 2023, 2024, and 2025 and the Company’s other NEOs for the applicable years were as follows: -2025: Ryan M. Gwillim, John G. Buelow, Aine L. Denari, and Brenna D. Preisser -2024: Ryan M. Gwillim, Aine L. Denari, Brenna D. Preisser, and John G. Buelow -2023: Ryan M. Gwillim, Aine L. Denari, Brenna D. Preisser, and Christopher F. Dekker -2022: Ryan M. Gwillim, Christopher D. Drees, Christopher F. Dekker, and Brenna D. Preisser -2021: Ryan M. Gwillim, Christopher D. Drees, Brenna D. Preisser, and Christopher F. Dekker
Peer Group Issuers, Footnote	6 The TSR Peer Group consists of the S&P 400 GICS Consumer Discretionary Index, an independently prepared index that includes those companies included in the S&P MidCap 400 that are classified as members of the GICS Consumer Discretionary sector.
PEO Total Compensation Amount	$ 13,020,607	$ 10,991,417	$ 10,846,398	$ 9,538,138	$ 9,637,406
PEO Actually Paid Compensation Amount	$ 14,491,978	279,699	13,952,028	2,922,362	20,403,706
Adjustment To PEO Compensation, Footnote	[3]Amounts reported in this column represent the compensation actually paid to Mr. Foulkes as the Company’s principal executive officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:
PEO	Summary Compensation Table Total(a)	Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(b)	Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(c)	Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(d)	Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	Plus, Change in Fair Value of Stock Awards Granted in Prior Years that Vested During Fiscal Year(f)	Less, Fair Value as of Prior Fiscal Year- End Fair Value For any Stock Awards Forfeited During Fiscal Year(g)	Compensation Actually Paid to PEO
2025	$13,020,607	$9,750,026	$11,728,538	($557,674)	$ —	$50,533	$ —	$14,491,978
2024	$10,991,417	$9,537,788	$6,804,204	($7,230,638)	$ —	($747,496)	$ —	$279,699
2023	$10,846,398	$8,179,896	$9,232,675	($131,506)	$ —	$2,184,357	$ —	$13,952,028
2022	$9,538,138	$6,844,580	$5,197,362	($2,643,131)	$ —	($2,325,427)	$ —	$2,922,362
2021	$9,637,406	$5,761,310	$6,525,283	$6,377,756	$ —	$3,624,571	$ —	$20,403,706
(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value of the stock awards granted to Mr. Foulkes during the indicated fiscal year, computed in accordance with FASB ASC 718.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Foulkes’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Mr. Foulkes as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards that were granted to Mr. Foulkes and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Foulkes that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
(g)	Represents the aggregate fair value as of the last day of the prior fiscal year of Mr. Foulkes’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,845,657	2,119,309	2,029,505	2,051,256	2,217,465
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,072,659	764,159	2,437,838	1,050,316	3,806,236
Adjustment to Non-PEO NEO Compensation Footnote
[4]	Amounts reported in this column represent the compensation actually paid to the Company’s NEOs other than Mr. Foulkes in the indicated fiscal year, based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:
OTHER NEOs AVERAGE(a)	Summary Compensation Table Total(b)	Less, Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(c)	Plus, Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year(d)	Plus, Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years(e)	Plus, Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(f)	Plus, Change in Fair Value of Stock Awards Granted in Prior Years that Vested During Fiscal Year(g)	Less, Fair Value as of Prior Fiscal Year- End Fair Value For any Stock Awards Forfeited During Fiscal Year(h)	Compensation Actually Paid to Other NEOs
2025	$2,845,657	$1,587,459	$1,909,590	($101,393)	$ —	$6,264	$ —	$3,072,659
2024	$2,119,309	$1,425,021	$1,032,322	($874,760)	$ —	($87,691)	$ —	$764,159
2023	$2,029,505	$999,598	$1,128,251	($8,970)	$ —	$288,649	$ —	$2,437,838
2022	$2,051,256	$1,037,591	$787,884	($393,091)	$ —	($358,142)	$ —	$1,050,316
2021	$2,217,465	$874,761	$990,758	$924,216	$ —	$548,558	$ —	$3,806,236
[a]	Please see footnote 1 for the NEOs included in the average for each indicated fiscal year.
[b]	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported NEOs in the indicated fiscal year.
[c]	Represents the average aggregate grant date fair value of the stock awards granted to the reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
[d]	Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ outstanding and unvested stock awards granted during such fiscal year, computed in accordance with FASB ASC 718.
[e]	Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[f]	Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[g]	Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
[h]	Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported NEOs’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Named Executive Officers for 2025:

• Adjusted Earnings Per Share
• Free Cash Flow
• Earnings Before Interest and Taxes
• Cash Flow Return on Investment
• Operating Margin
• Total Shareholder Return

Total Shareholder Return Amount	$ 138.09	117.4	172.04	126.14	171.03
Peer Group Total Shareholder Return Amount	169.21	224.22	206.61	165.18	209.13
Net Income (Loss)	$ (137.3)	$ 130.1	$ 420.4	$ 677	$ 593.3
Company Selected Measure Amount	3.27	4.57	8.8	10.03	8.28
PEO Name	David M. Foulkes
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Non-GAAP Measure Description	7 For 2025, the Compensation Committee determined that Adjusted Earnings Per Share (EPS) continues to be viewed as a core driver of the Company’s performance and stockholder value creation. Adjusted EPS is a non-GAAP financial measure. Please see the Appendix for a reconciliation of non-GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Before Interest and Taxes
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow Return on Investment
Measure:: 5
Pay vs Performance Disclosure
Name	Operating Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,750,026)	$ (9,537,788)	$ (8,179,896)	$ (6,844,580)	$ (5,761,310)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,728,538	6,804,204	9,232,675	5,197,362	6,525,283
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(557,674)	(7,230,638)	(131,506)	(2,643,131)	6,377,756
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,533	(747,496)	2,184,357	(2,325,427)	3,624,571
PEO | Fair Value as of Prior Fiscal Year- End Fair Value For any Stock Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,587,459)	(1,425,021)	(999,598)	(1,037,591)	(874,761)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,909,590	1,032,322	1,128,251	787,884	990,758
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,393)	(874,760)	(8,970)	(393,091)	924,216
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,264	(87,691)	288,649	(358,142)	548,558
Non-PEO NEO | Fair Value as of Prior Fiscal Year- End Fair Value For any Stock Awards Forfeited During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount